Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Deferred Offering Costs (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Deferred financing costs	$ 1,254	$ 1,688	$ 2,115